Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
5. Fair value measurements
The following table presents a summary of fair value measurements for items as of March 31, 2021 and December 31, 2020, respectively:

March 31, 2021	Level 1	Level 2	Level 3	Total fair value
	(in thousands)
U.S. government and government agencies	$—	$35,799	$—	$35,799

Total assets at fair value	$—	$35,799	$—	$35,799

Public Warrants	$44,436	$—	$—	$44,436
Private Placement Warrant s	—	17,603	—	17,603

Total liabilities at fair value	$44,436	$17,603	$—	$62,039

December 31, 2020	Level 1	Level 2	Level 3	Total fair value
	(in thousands)
U.S. government and government agencies	$—	$53,963	$—	$53,963

Total assets at fair value	$—	$53,963	$—	$53,963

Derivative liabilities	$—	$—	$44,810	$44,810
Warrants payable	—	—	97,782	97,782

Total liabilities at fair value	$—	$—	$142,592	$142,592

See Note 9, “Notes and securities payable,” Note 10, “Warrants payable,” and Note 11, “Derivative liabilities” for additional information regarding liabilities.
The fair value of the convertible securities is based on Level 3 inputs. There was no fair value associated with the convertible securities at March 31, 2021, and the estimated fair value of the convertible securities was $949.6 million at December 31, 2020. The estimated fair value of the convertible securities and derivative liabilities at December 31, 2020, was calculated as the product of (i) the number of conversion shares at the valuation date and (ii) the marketable value per common share at the valuation date.
The significant unobservable inputs used in the Black-Scholes model to measure the warrants payable that are categorized within Level 3 of the fair value hierarchy, as of the year ended December 31, 2020, are as follows:

December 31, 2020	Preferred stock purchase warrants	Common stock purchase warrants
Beginning stock price	N/A	$30.14
Strike price	N/A	$1.04
Expected volatility	N/A	56.0%
Expected term	N/A	0.02 years
Risk-free interest rate	N/A	0.09%
Discount factor	N/A	13%
The changes in balances of Level 3 financial liabilities during the three months ended March 31, 2021 and 2020 were as follows:

	Convertible securities	Derivative liabilities	Warrants payable	Total
(in thousands)
Balance, December 31, 2020	$949,553	$44,810	$97,782	$1,092,145
Issuances	—	—	—	—
Settlements	(949,553)	(44,810)	(97,782)	(1,092,145)
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Total realized gain s	—	—	—	—

Balance, March 31, 2021	$—	$—	$—	$—

	Convertible securities	Derivative liabilities	Warrants payable	Total
	(in thousands)
Balance, December 31, 2019	$251,885	$138,561	$17,672	$408,118
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Total realized losses (gains)	20,816	(14,232)	2,173	8,757

Balance, March 31, 2020	$272,701	$124,329	$19,845	$416,875

In addition to the Level 3 financial liabilities in the table above, on September 25, 2020, the Corporation issued the 2020 Convertible Note with the carrying value approximating the fair value of $20.0 million. For additional information, see Note 9, “Notes and securities payable.” As of March 31, 2021, and December 31, 2020, both the carrying values and the fair values of the 2020 Convertible Note were $19.9 million and $20.4 million, respectively, and these were considered Level 3 financial liabilities.
There were no transfers in or out of Level 3 financial assets or liabilities for the three months ended March 31, 2021 or 2020.
Warrants
The Warrants are accounted for as liabilities in accordance with ASC
815-40
and are presented within warrants payable on the Consolidated Balance Sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrants payable in the Consolidated Statement of Operations and Comprehensive Loss.
Liability Measurement
The Warrants are measured at fair value on a recurring basis. The measurement of the Warrants as of March 31, 2021 was $62.0 million. The Corporation has classified the Warrants as a liability due to certain settlement terms and provisions related to certain tender offers and indexation characteristics following a business combination and has accounted for them as liability instruments in accordance with ASC 815, adjusting the fair value at the end of each reporting period. Additionally, the Corporation has determined that the Public Warrants are classified within Level 1 of the fair value hierarchy as the fair value is equal to the publicly traded price of the Public Warrants, and the Private Placement Warrants are classified within Level 2 of the fair value hierarchy as the fair value is estimated using the price of the Public Warrants.
The following table presents the changes in the fair value of warrants payable:

March 31, 2021	Public and Private Placement Warrants
Initial measurement, January 7, 2021	$147,582
Mark-to-market adjustment	(85,543)

Warrants payable balance, March 31, 2021	$62,039

5. Fair value measurements
The following table presents a summary of fair value measurements for items that are measured at fair value on a recurring basis as of December 31, 2020 and 2019, respectively:

December 31, 2020	Level 1	Level 2	Level 3	Total fair value
	(in thousands)
U.S. government and government agencies	$—	$53,963	$—	$53,963

Total assets at fair value	$—	$53,963	$—	$53,963

Derivative liabilities	—	—	44,810	44,810
Warrants payable	—	—	97,782	97,782

Total liabilities at fair value	$—	$—	$142,592	$142,592

December 31, 2019	Level 1	Level 2	Level 3	Total fair value
	(in thousands)
U.S. government and government agencies	$—	$56,428	$—	$56,428

Total assets at fair value	$—	$56,428	$—	$56,428

Derivative liabilities	—	—	138,561	138,561
Warrants payable	—	—	17,672	17,672

Total liabilities at fair value	$—	$—	$156,233	$156,233

See Note 13 “Notes and securities payable,” Note 14 “Warrants payable,” and Note 15 “Derivative liabilities,” for additional information regarding liabilities.
The fair value of convertible securities is based on level 3 inputs. The estimated fair value of the convertible securities was $949.6 million at December 31, 2020 and $251.9 million at December 31, 2019. The estimated fair value of the convertible securities and derivative liabilities at December 31, 2020 were calculated as the product of (i) the number of conversion shares under the valuation date and (ii) the marketable value per common share at the valuation date. The significant unobservable inputs used in the Black-Scholes model to measure the convertible securities and derivative liabilities as of December 31, 2019, are as follows (the stock price and strike price are presented in thousands):

December 31, 2019	Convertible securities	Derivative liabilities
Beginning stock price (total value)	$305,132 - $357,802	$305,132 - $357,802
Strike price (total value)	$462,012 - $531,315	$462,012 - $965,184
Expected volatility	45% - 49%	45% - 49%
Expected term	2-3 years	2-3 years
Risk-free interest rate	1.58% -1.62%	1.58% - 1.62%
Discount factor	15%	15%
The stock price and strike price were used in multiple scenarios as part of the with and without approach to determine the fair value of convertible securities and the derivative liabilities were calculated on a total value basis. The stock price at December 31, 2019 was calculated as the product of (i) the estimated number of conversion shares under the scenarios and (ii) the value per Series D preferred share at the valuation date. The strike price at December 31, 2019 was equal to the effective value received by the holder upon the conversion of the convertible securities under the scenarios, calculated as the product of (i) principal and accrued interest at the conversion date and (ii) 1 / discount factor.

The significant unobservable inputs used in the Black-Scholes model to measure the warrants payable that are categorized within Level 3 of the fair value hierarchy, as of the years ended December 31, 2020 and 2019, respectively, are as follows:

December 31, 2020	Preferred stock purchase warrants	Common stock purchase warrants
Beginning stock price	N/A	$30.14
Strike price	N/A	$1.04
Expected volatility	N/A	56.0%
Expected term	N/A	0.02 years
Risk-free interest rate	N/A	0.09%
Discount factor	N/A	13%

December 31, 2019	Preferred stock purchase warrants	Common stock purchase warrants
Beginning stock price	$10.27	$7.19
Strike price	$17.27	$1.04
Expected volatility	45% - 49%	81.1% - 84.6%
Expected term	2-3 years	2-3 years
Risk-free interest rate	1.58% - 1.62%	1.58% - 1.62%
Discount factor	15%	15%
The changes in balances of Level 3 financial liabilities during 2020 and 2019, respectively, were as follows:

December 31, 2020	Convertible securities	Derivative liabilities	Warrants payable	Total
	(in thousands)
Beginning balance	$251,885	$138,561	$17,672	$408,118
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Total recognized losses (gains)	697,667	(93,751)	80,110	684,026

Ending balance	$949,552	$44,810	$97,782	$1,092,144

December 31, 2019	Convertible securities	Derivative liabilities	Warrants payable	Total
	(in thousands)
Beginning balance	$—	$—	$14,836	$14,836
Issuances	237,362	—	—	237,362
Settlements	—	—	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Total recognized losses	14,523	138,561	2,836	155,920

Ending balance	$251,885	$138,561	$17,672	$408,118

In addition to the Level 3 financial liabilities in the table above, on September 25, 2020, the Corporation issued the 2020 Convertible Note (see Note 13 “Notes and securities payable,” for further details) with the carrying value approximating the fair value of $20.0 million. As of December 31, 2020, the carrying value and the fair value of the 2020 Convertible Note was $20.4 million and was considered a Level 3 financial liability.
There were no transfers in and out of Level 3 financial assets or liabilities during the years ended December 31, 2020 or 2019.